              TRANSAMERICA INDEX FUNDS, INC.

                          TRANSAMERICA MID CAP INDEX FUND








































              ANNUAL REPORT - DECEMBER 31, 2002

TABLE OF CONTENTS



TRANSAMERICA INDEX FUNDS, INC.

  TRANSAMERICA MID CAP INDEX FUND





Portfolio Managers Commentary ..............................   2

Schedule of Investments ....................................   4

Statement of Assets and Liabilities ........................   5

Statement of Operations ....................................   6

Statement of Changes in Net Assets .........................   7

Financial Highlights .......................................   8

Notes to the Financial Statements ..........................   9

Report of Independent Certified Public Accountants .........  11

Management of Fund .........................................  12

TRANSAMERICA MID CAP INDEX FUND

.... SEEKS TO GENERATE RETURNS SIMILAR TO WIDELY ACCEPTED OVER THE COUNTER GROWTH
STOCK INDEXES.



MARKET ENVIRONMENT

Since the launch of the portfolio on May 20, 2002, the climate for equity investments proved difficult. All major market indexes were weak in the third quarter, reflecting continued concerns that the economy was falling back into recession, and ongoing disappointments in corporate earnings reports. Across virtually all sectors, the vast majority of stocks lost value, largely due to corporate earnings disappointments that were compounded, in some industries at least, by corporate accounting irregularities.

During the fourth quarter, major market indexes continued to be lackluster. Threat of war and a disappointing holiday sales season weighed on averages. In addition, there was little positive news in corporate spending or for increases in the job market. While corporate earnings were not robust, there were far fewer disappointments in the fourth quarter reports. This indicates that companies have ratcheted down expectations to a manageable level.


PERFORMANCE

From inception May 20, 2002 through December 31, 2002, Transamerica Mid Cap Index underperformed its benchmark, the NASDAQ Composite Stock Index ("NASDAQ"), which returned (21.31%).

STRATEGY REVIEW

The portfolio is designed to passively track the NASDAQ and is similarly weighted toward technology stocks. Technology stocks have been particularly weak of late, as there has been no recovery in corporate Information Technology spending. Generally speaking, this portfolio does not invest in derivatives.

OUTLOOK

Going forward, we expect investors to focus on earnings and corporate activity for signs of an economic upturn. Fear of war and political posturing related to the Bush administration's economic stimulus package will dominate the news, while the outlook for the U.S. economy remains clouded and recent data does not point decisively toward either recession or a renewal of growth, or even weak growth.




LISA HANSEN
Transamerica Mid Cap Index Fund
Portfolio Manager

TRANSAMERICA MID CAP INDEX FUND

WHILE CORPORATE EARNINGS WERE NOT ROBUST, THERE WERE FAR FEWER DISAPPOINTMENTS
 IN THE FOURTH QUARTER REPORTS.

Comparison of change in value of $ 10,000 investment in Transamerica Index Funds, Inc. Transamerica Mid Cap Index Fund and the NASDAQ Composite Index.

Mountain graph depecting the change in value of a $10,000 investment in the portfolio since inception versus the NASDAQ Composite Index over the same time frame.

                                                               NASDAQ
                                           Portfolio          Composite
                                           ---------          ---------
             Inception 5/20/02               10,000            10,000
             FPE 12/31/02                     7,460             7,869


  PORTFOLIO AVERAGE ANNUAL TOTAL RETURN
  AS OF DECEMBER 31, 2002

  ---------------------------------------------------------------------------
                                                           FROM
    1 YEAR         5 YEAR             10 YEAR            INCEPTION
  ---------------------------------------------------------------------------
      N/A           N/A                N/A              (25.40)%


The fund commenced operations on May 20, 2002. Due to its short term (less than 8 months) performance history, little indication of fluctuation is illustrated. In the future, longer time periods will indicate greater market fluctuation.

The funds investment return and net asset value per share will fluctuate. Past performance does not guarantee future results. Investors units, when redeemed, may be worth more or less than their original cost.


TOP 5 INDUSTRIES (% OF NET ASSETS)

  Investment Companies                                            100.00%


  TOP 10 HOLDINGS (% OF NET ASSETS)

  Nasdaq - 100 shares                                             100.00%


        This material must be preceded or accompanied by the Fund's current prospectus.




                       TRANSAMERICA INDEX FUNDS, INC. - 3

TRANSAMERICA MID CAP INDEX FUND
SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)


-----------------------------------------------------------------------------------------------------------------------

                                                                            NUMBER OF                    MARKET
                                                                             SHARES                      VALUE
                                                                     -----------------------     ----------------------
INVESTMENT COMPANIES                           (100.00)%


          EXCHANGE TRADED FUNDS                (100.00)%

      Nasdaq - 100 Shares (a)                                              12,401,068              $  302,214
                                                                                                   ----------

      Total Investment Companies
          (cost: $ 306,257)                                                                           302,214
                                                                                                   ----------


      TOTAL INVESTMENT SECURITIES
          (COST: $ 306,257)                                                                        $  302,214
                                                                                                   ==========



SUMMARY:

      Investments, at market value                                             100.00%             $  302,214
      Liabilities in excess of other assets                                      0.00%                   (139)

                                                                     ----------------              ----------
      Net assets                                                               100.00%             $  302,075
                                                                     ================              ==========



NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.





The notes to the financial statements are an integral part of this report.

                       TRANSAMERICA INDEX FUNDS, INC. - 4

TRANSAMERICA MID CAP INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
(ALL AMOUNTS EXCEPT PER SHARE AMOUNTS IN THOUSANDS)


--------------------------------------------------------------------------------



                                                                                   DECEMBER 31, 2002
                                                                                   ----------------
ASSETS:

    Investment in securities, at cost                                                 $    306,257
                                                                                      ============

    Investment in securities, at market value                                         $    302,214
    Cash                                                                                         0
    Receivables:
         Securities sold                                                                       104
                                                                                      ------------

              Total assets                                                                 302,318
                                                                                      ------------


LIABILITIES:

    Accounts payable and accrued liabilities:
         Investment advisory fees                                                              139
         Due to custodian (cash overdraft)                                                     104
                                                                                      ------------

              Total liabilities                                                                243
                                                                                      ------------

                 Net assets                                                           $    302,075
                                                                                      ============


NET ASSETS CONSISTS OF:

    Capital stock shares authorized                                                         75,000
                                                                                      ============

    Capital stock ($ .01 par value)                                                   $        405
    Additional paid-in capital                                                             305,913
    Undistributed net investment income (loss)                                                   0
    Undistributed net realized gain (loss) on investment securities                           (200)
    Net unrealized appreciation (depreciation) on investment securities                     (4,043)
                                                                                      ------------

    Net assets applicable to outstanding shares of capital                            $    302,075
                                                                                      ============

    Shares outstanding                                                                      40,472
                                                                                      ============

    Net asset value and offering price per share                                      $       7.46
                                                                                      ============

The notes to the financial statements are an integral part of this report.


                    TRANSAMERICA INDEX FUNDS, INC. - 5

TRANSAMERICA MID CAP INDEX FUND
STATEMENT OF OPERATIONS
(ALL AMOUNTS IN THOUSANDS)


--------------------------------------------------------------------------------

                                                                     FOR THE PERIOD OF
                                                                   MAY 20, 2002 THROUGH
                                                                   DECEMBER 31, 2002(A)
                                                                   --------------------
INVESTMENT INCOME:

    Interest                                                            $       20
                                                                        ----------

        Total investment income                                                 20
                                                                        ----------


EXPENSES:

    Investment advisory fees                                                   576
    Printing and shareholder reports                                             1
    Custody fees                                                                11
    Legal fees                                                                  15
    Administrative service fees                                                  3
    Auditing fees                                                                9
    Directors fees                                                               2
    Registration fees                                                           25
                                                                        ----------
        Total expenses                                                         642

   Less:
        Advisory fee waiver and expense reimbursement                          (66)
                                                                        ----------

           Net expenses                                                        576
                                                                        ----------

    Net investment income (loss)                                              (556)
                                                                        ----------

REALIZED AND UNREALIZED GAIN (LOSS):

        Net realized gain (loss) on investment securities                     (200)
        Change in unrealized appreciation (depreciation)
            on investment securities                                        (4,043)
                                                                        ----------

        Net gain (loss) on investment securities                            (4,243)
                                                                        ----------

         Net increase (decrease) in net assets resulting
            from operations                                             $   (4,799)
                                                                        ==========


(a)  The portfolio commenced operations on May 20, 2002.

The notes to the financial statements are an integral part of this report.



                       TRANSAMERICA INDEX FUNDS, INC. - 6

TRANSAMERICA MID CAP INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
(ALL AMOUNTS IN THOUSANDS)


-------------------------------------------------------------------------------


                                                                                             FOR THE PERIOD OF
                                                                                            MAY 20, 2002 THROUGH
                                                                                            DECEMBER 31, 2002(A)
                                                                                          ------------------------
Operations:

       Net investment income (loss)                                                            $    (556)
       Net realized gain (loss) on investment securities                                            (200)
       Change in unrealized appreciation (depreciation) on investment securities                  (4,043)
                                                                                               ---------

       Net increase (decrease) in net assets resulting from operations                            (4,799)
                                                                                               ---------

 DISTRIBUTION TO SHAREHOLDERS:

       Net investment income                                                                           0
       Net realized gains                                                                              0
                                                                                               ---------

           Total distributions                                                                         0
                                                                                               ---------

 CAPITAL SHARE TRANSACTIONS:

       Net proceeds from sales of shares                                                         307,684
       Dividends and distributions reinvested                                                          0
       Cost of shares redeemed                                                                      (810)
                                                                                               ---------

         Increase (decrease) in net assets from capital share transactions                       306,874
                                                                                               ---------

       Net increase (decrease) in net assets                                                     302,075

 NET ASSETS:

       Beginning of year                                                                               0
                                                                                               ---------
       End of year                                                                             $ 302,075
                                                                                               =========

       Undistributed net investment income                                                     $       0
                                                                                               =========

SHARE ACTIVITY:

       Shares outstanding - beginning of year                                                          0
                                                                                               ---------
       Shares issued                                                                              40,575
       Shares issued - reinvestment of dividends and distributions                                     0
       Shares redeemed                                                                              (103)
                                                                                               ---------
       Increase (decrease) in shares outstanding                                                  40,472
                                                                                               ---------
       Shares outstanding - end of year                                                           40,472
                                                                                               =========



(a)  The portfolio commenced operations on May 20, 2002.

The notes to the financial statements are an integral part of this report.


                    TRANSAMERICA INDEX FUNDS, INC. - 7

TRANSAMERICA MID CAP INDEX FUND
FINANCIAL HIGHLIGHTS
For the period ended


-------------------------------------------------------------------------------


                                                                                 FOR THE PERIOD OF
                                                                                MAY 20, 2002 THROUGH
                                                                                DECEMBER 31, 2002(A)
                                                                               ----------------------
Net asset value, at inception                                                     $          10.00
                                                                                  ----------------

Income from operations:
     Net investment income (loss)                                                            (0.02)
     Net realized and unrealized gain (loss) on investments                                  (2.52)
                                                                                  ----------------
          Net income (loss) from operations                                                  (2.54)
                                                                                  ----------------

Distributions:
     Dividends from net investment income                                                     0.00
     Distributions from net realized gains on investments                                     0.00
                                                                                  ----------------
          Total distributions                                                                 0.00
                                                                                  ----------------
Net asset value, end of year                                                      $           7.46
                                                                                  ================

Total return(b)                                                                             (25.40)%

Ratios and supplemental data:
    Net assets at end of year (in thousands)                                      $        302,075
    Ratio of total expenses to average net assets (c)                                         0.56%
    Ratio of net expenses to average net assets (c) (d)                                       0.50%
    Ratio of net investment income (loss) to average net assets (c)                          (0.48)%
    Portfolio turnover rate(b)                                                                0.41%


Notes to Financial Highlights:

Per share information has been computed using average shares outstanding throughout the period. Total return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the annuity contracts.

         (a)      The portfolio commenced operations on May 20, 2002.

         (b) Total return and portfolio turnover rates are not annualized for periods of less than one year.

         (c) Ratio of expenses and ratio of net investment income (loss) to average net assets are annualized for periods of less than one year.

         (d) Ratio of net expenses to average net assets is net of the advisory fee waiver (See Note 2A).





The notes to the financial statements are an integral part of this report.



                    TRANSAMERICA INDEX FUNDS, INC. - 8

NOTES TO THE FINANCIAL STATEMENTS
AT DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)



NOTE 1  -  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Transamerica Index Funds, Inc. (the "Fund") is an open-end, investment management company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated on April 22, 2002 as a Maryland corporation. The Fund does not offer its shares directly to the public; shares are offered on a no-load basis exclusively to various institutional investors. The fund consists of two portfolios: Transamerica Large Cap Index Fund and Transamerica Mid Cap Index Fund. Currently only Transamerica Mid Cap Index Fund (the "portfolio") has commenced operations. The Annual Report reflects the period from the inception of the portfolio, which was May 20, 2002. See the Prospectus and the Statement of Additional Information for a description of each portfolio's investment objective.

The following is a summary of significant accounting policies followed consistently by the Fund in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

A.  VALUATION OF INVESTMENTS

All securities are valued at the last reported sales price on the securities exchange on which the issue is principally traded, or if no sale is reported for a stock, the latest bid price is used. Stocks traded in the over-the-counter market are valued at the last quoted bid prices. Other securities for which quotations may not be readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

B.  SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, including amortization of premium and accretion of discount, is accrued daily, commencing on the settlement date.

C.  DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributions of the portfolio are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.


NOTE 2  -  INVESTMENT ADVISORY AND TRANSACTIONS WITH AFFILIATES

Transamerica Investment Management LLC ("TIM") is the investment adviser for the Fund. AEGON/Transamerica Fund Services, Inc. ("AEGON/Transamerica Services") provides the Fund with administrative and transfer agency services. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AEGON/Transamerica Services and AFSG are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). WRL and TIM are an indirect wholly owned subsidiary of AEGON NV, a Netherlands corporation.

A.  INVESTMENT ADVISORY FEES

The portfolio pays advisory fees at the rate of 0.499% of the portfolios average daily net assets. TIM currently assumes all the portfolio's normal operating expenses.

TIM may occasionally place portfolio business with affiliated brokers of TIM. The Fund has been informed that no brokerage commissions were paid to affiliated brokers of TIM during the period ended December 31, 2002.


NOTE 3 - SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding U.S. Government short-term securities and other investments usually held to maturity) for the period ended December 31, 2002, are summarized as follows:

Purchases of long-term securities:
   U.S. Government securities                     $         0
   Excluding U.S. Government securities               307,232

Proceeds from sales of long-term securities:
   U.S. Government securities                     $         0
   Excluding U.S. Government securities                   775


NOTE 4 - FEDERAL INCOME TAX MATTERS

It is the Fund's policy to distribute substantially all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Pursuant to Code Section 4982(f), regulated investment companies serving as funding vehicles for life insurance company separate accounts are not subject to excise tax distribution requirements. Accordingly, no provision for federal income taxes has been made.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carry-forwards.


                       TRANSAMERICA INDEX FUNDS, INC. - 9

Reclassifications between Undistributed net investment income for $ 556, and Additional paid-in capital for $ (556) were made to reflect income and gains available for distribution under federal tax regulations. Results of operations and net assets are not effected by these reclassifications.

Tax basis components of distributable earnings at December 31, 2002, were as follows:

Undistributed Ordinary Income                      $          0
Undistributed Long-term Capital Gains                         0
Capital Loss Carry forwards                                   0
Post-October Losses Deferred                                (53)
Net unrealized appreciation (depreciation)               (4,190)

Post-October Losses Deferred represents net capital losses incurred in the two month period prior to December 31, 2002. The portfolio has elected to treat Post-October Losses Deferred, if applicable, as having been incurred in the fiscal year ending December 31, 2003.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of December 31, 2002 are as follows:

Federal tax cost basis                             $  306,404
                                                   ==========

Unrealized appreciation                                     0
Unrealized (depreciation)                              (4,190)
                                                   ----------
Net unrealized appreciation (depreciation)         $   (4,190)
                                                   ==========




                      TRANSAMERICA INDEX FUNDS, INC. - 10

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of Transamerica Mid Cap Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Transamerica Mid Cap Index Fund (one of the portfolios constituting the Transamerica Index Funds, Inc., hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period May 20, 2002 (commencement of operations) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Tampa, Florida
February 7, 2003


                       Transamerica Index Funds, Inc. - 11

                         TRANSAMERICA INDEX FUNDS, INC.
                             Management of the Fund





                                                                                                      NUMBER OF
                                                                                                 AEGON/TRANSAMERICA
                                                                                                  SERIES FUND, INC.
                                                  TERM OF                                         ("ATSF") AND IDEX
                                  POSITION(S)    OFFICE AND                                      MUTUAL FUNDS, INC.
                                     HELD        LENGTH OF       PRINCIPAL OCCUPATION(S) OR        ("IDEX") FUNDS
      NAME, ADDRESS & AGE          WITH FUND    TIME SERVED    EMPLOYMENT IN THE PAST 5 YEARS    OVERSEEN BY TRUSTEE
      -------------------          ---------    -----------    ------------------------------    -------------------
Peter R. Brown                   Director       April, 2002   Chairman of the Board, Peter      All IDEX funds  (38)
1180 6th Street East                            - present     Brown Construction Company
Treasure Island,                                              (construction contractors and
Florida  33708                                                engineers), Largo, Florida        All ATSF portfolios
(DOB 5/10/28)                                                 (1963-2000); Vice Chairman,       (57)
                                                              AEGON/Transamerica Series Fund,
                                                              Inc., Rear Admiral (Ret.) U.S.
                                                              Navy Reserve, Civil Engineer
                                                              Corps.
----------------------------------------------------------------------------------------------------------------------
John R. Kenney(1)                 Director      April, 2002   Chairman of the Board, Director
P. O. Box 5068                                   - present    and Co-CEO of Great Companies,
Clearwater,                                                   L.L.C.; Chairman of the Board     All IDEX funds (38)
Florida  33758                                                of Directors, Western Reserve
(DOB 2/8/38)                                                  Life Assurance Co. of Ohio;       All ATSF portfolios
                                                              President, ATSF (March (57)
                                                              1993-June 2000); CEO, IDEX
                                                              (September, 1996 - present).
----------------------------------------------------------------------------------------------------------------------
Larry N. Norman (1)               Director      April, 2002   Executive Vice President, Chief   All IDEX funds (38)
4333 Edgewood Road NE                           - present     Operating Officer of AEGON USA
Cedar Rapids,                                                 (Cedar Rapids, Iowa);             All ATSF portfolios
Iowa 52499                                                    Director, ATSF (March 2002 -      (57)
(DOB 1/19/54)                                                 present); Trustee of IDEX
                                                              (March, 2002 - present);
----------------------------------------------------------------------------------------------------------------------


(1) May be deemed as "interested person" of the Fund as defined in the 1940 Act due to employment with an affiliate of AEGON/Transamerica Fund Advisers, Inc.



                      Transamerica Index Funds, Inc. - 12